Net earnings per share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Earnings per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,553,019	7,385,903	584,614